Financial instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Bonds issued | AC liabilities
Disclosure of detailed information about financial instruments
Financial liabilities, carrying amount		₽ 3,922
Financial liabilities, fair value		3,887
Bonds issued | AC liabilities | Assets and liabilities classified as held for sale
Disclosure of detailed information about financial instruments
Financial liabilities, carrying amount	₽ 8,162
Financial liabilities, fair value	8,203
Bonds issued | AC liabilities | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial liabilities, carrying amount	8,162
Financial liabilities, fair value	8,203
Debt securities and deposits | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	1,573	4,155
Financial assets, fair value	1,573	4,131
Debt securities and deposits | AC assets | Assets and liabilities classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	5,108
Financial assets, fair value	4,734
Debt securities and deposits | AC assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	6,681
Financial assets, fair value	6,307
Debt securities | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	3,420	12,820
Financial assets, fair value	3,420	12,820
Debt securities | FVOCI assets | Assets and liabilities classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	26,232
Financial assets, fair value	26,232
Debt securities | FVOCI assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	29,652
Financial assets, fair value	29,652
Long-term loans | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount		822
Financial assets, fair value		822
Long-term loans | AC assets | Assets and liabilities classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	518
Financial assets, fair value	518
Long-term loans | AC assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	518
Financial assets, fair value	518
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	4,205	21
Financial assets, fair value	4,205	21
Long-term loans | FVPL assets | Assets and liabilities, including classified as held for sale
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	4,205
Financial assets, fair value	₽ 4,205
Option received from associate | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount		470
Financial assets, fair value		₽ 470